Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Beginning balance	¥ 16,368	¥ 26,735
Reversals	(7,971)	(10,367)
Ending balance	¥ 8,397	¥ 16,368